Commitments and Contingencies (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Charters-out (Abstract)
2013	$ 201,392
2014	134,058
2015	93,663
2016 to 2028	558,639
Net minimum charter payments	$ 987,752